RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Related Party Transactions
RELATED PARTY TRANSACTIONS

16 RELATED PARTY TRANSACTIONS

16.1 Transactions with other related parties

In addition to those related party transactions and balances disclosed elsewhere in the unaudited interim condensed consolidated financial statements, the Group had the following transactions with its related parties during the reporting period:

		Six months ended	Six months ended
	Notes	30 September 2024	30 September 2023
		USD	USD
License fee income	(a)	23,639	48,468
Contractor fee	(b)	125,000	125,000

Finance charges on:
Loan from a related company	(c)	24,548	40,110
Loan from immediate holding company	(d)	58,077	100,671
Convertible loan notes	(e)	151,245	132,153

(a)	During the six months ended 30 September 2024, the Group generated revenue from shareholders amounting to $23,639 (30 September 2023: $48,468).

(b)	During the six months ended 30 September 2024, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $125,000 (30 September 2023: $125,000).

(c)	The Group had a loan with principal of $1,000,000 due to Diginex Holdings Limited. During the six months ended 30 September 2024, the loan bears an 8% annual interest charge and interest of $24,548 accrued up to the date of Recapitalization (six months ended 30 September 2023: $40,110). Upon the Recapitalization, the loan was converted into convertible loan notes with principal of $1,000,000, of which Rhino Ventures holds $517,535 of the principal amount and Working Capital Innovation Fund II L.P. holds $482,465 of the principal amount, and the corresponding interest was recognized as finance charges on convertible loan notes.

(d)	The Group has a loan outstanding from the immediate holding company, Rhino Ventures, with a principal balance of $2,346,391 at 30 September 2024 (30 September 2023: $2,814,483). The loan bears an 8% annual interest charge and interest of $58,077 accrued during the six months ended 30 September 2024 (30 September 2023: $100,671).

(e)	During the six months ended 30 September 2024 and 2023, The Group had convertible loan notes issued to existing shareholders of the Company. Upon the Recapitalization, convertible loan notes with principal of $1,000,000 were converted from the loan from a related company. There were notes outstanding principal of $4,350,000 at 30 September 2024 (30 September 2023: $3,350,000). The loan note bears an 8% annual interest charge and interest of $151,245 accrued during the six months ended 30 September 2024 (30 September 2023: $132,153). On 3 August 2024, the maturity date of a convertible loan note with a principal of $1,000,000 held by HBM IV, Inc. was extended to 3 November 2024 and then further extended to 3 January 2025.

16.2 Amounts due to a related company/ immediate holding company

As of 30 September 2024 and 31 March 2024, the amount due to a related company, Compass Limited, of $34,579 (2023: $Nil) related to the deposit for the office lease in Monaco. Compass Limited is a company controlled by Rhino Ventures.

As of 31 March 2024, an amount due to immediate holding company, Rhino Ventures, of $5,345,929 (30 September 2024: $Nil) which relates advance deposits relating to the $8 million capital raise of the Company from Rhino Ventures. On 27 May 2024, the Group completed an $8 million capital raise with immediate holding company which was settled by amount due to immediate holding company of $6,059,142 and the conversion of loans from immediate holding company of $1,940,858.

All amounts are unsecured, interest-free and repayable on demand.

16.3 Loans from a related company/ immediate holding company

As of 31 March 2024, loans from immediate holding company, Rhino Ventures, are unsecured, charging at an interest rate of 8% per annum and are repayable on 30 June 2024. At 31 March 2024, the outstanding principal amount was $1,664,483 and corresponding accrued interest amounted to $266,510 resulting in a total outstanding of $1,930,993. As above mentioned, on 27 May 2024, the Group completed an $8 million capital raise with the immediate holding company which was settled by amount due to immediate holding company of $6,059,142 and the conversion of loans from immediate holding company of $1,940,858. As of 30 September 2024, the outstanding principal amount was $2,346,391 and corresponding accrued interest amounted to $37,282 resulting in a total outstanding of $2,383,673. Maturity date of the loans was extended to 30 September 2024 in May 2024 and was further extended to 30 November 2024 in September 2024. On 30 September 2024, a triparty loan agreement was entered into between the Company, DSL and Rhino Ventures where it was agreed that upon pricing of the IPO, Rhino Ventures will convert its loan with DSL into the Company’s ordinary shares at the offer price of the IPO.

As of 31 March 2024, loan from a related company, Diginex (Holdings) Limited, are unsecured, charging at an interest rate of 8% per annum and are repayable on 31 December 2024. At 31 March 2024, the outstanding principal amount was $1,000,000 (30 September 2024: $Nil). At 31 March 2024, interest accrued on the loan amounted to $140,931 (30 September 2024: $Nil) resulting in a total outstanding of $1,140,931 (30 September 2024: $Nil). Upon the Recapitalization in July 2024, the loan was converted into convertible loan notes with principal of $1,000,000, of which Rhino Ventures holds $517,535 of the principal amount and Working Capital Innovation Fund II L.P. holds $482,465 of the principal amount.

16.4 Key management compensation

	Six months ended	Six months ended
	30 September 2024	30 September 2023
	USD	USD
Basic salaries, allowances and all benefits-in-kind	750,914	710,836
Pension costs - defined contribution plans	3,462	3,846
Share-based payments	274,497	1,220,923
	1,028,873	1,935,605

Key management personnel are considered as senior representatives of the Group.

16.5 Amounts due to key management

At 30 September 2024, salaries of $174,731 and expense reimbursement of $126,639 were outstanding to key management personnel (31 March 2024: $Nil and $23,919, respectively) and were included in other payables and accruals.

16 RELATED PARTY TRANSACTIONS

16.1 Transactions with related parties

In addition to those related party transactions and balances disclosed elsewhere in the combined financial statements, the Group had the following transactions with its related parties during the reporting period:

		Year ended	Year ended
	Notes	31 March 2024	31 March 2023
		USD	USD
License fee income	(a)	71,333	387,751
Contractor fee	(b)	250,000	250,000
Impairment loss recognized in respect of due from a related company	(c)	81,347	-
Finance charges on:
Loan from a related company	(d)	80,219	60,712
Loans from immediate holding company	(e)	187,584	78,926
Convertible loan notes	(f)	266,520	80,822

(a)	During the year ended 31 March 2024, the Group entered into sales agreements with certain shareholders amounting to $71,333 in revenue generated (2023: $387,751).

(b)	During the year ended 31 March 2024, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $250,000 (2023: $250,000).

(c)	During the year ended 31 March 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2023: $Nil).

(d)	The Group has an outstanding loan principal of $1,000,000 due to Diginex (Holdings) Limited. The loan bears an 8% annual interest charge and interest of $80,219 accrued during the year ended 31 March 2024 (2023: $60,712).

(e)	The Group has a loan outstanding from the immediate holding company, Rhino Ventures Limited, with a principal balance of $1,664,483 at 31 March 2024 (2023: $2,250,000). The loan bears an 8% annual interest charge and interest of $187,584 accrued during the year ended 31 March 2024 (2023: $78,926).

(f)	During the year ended 31 March 2024 and 2023, the Group issued convertible loan notes to existing shareholders of the Company. There were notes outstanding of $3,743,000 at 31 March 2024 (2023: $3,269,000. The loan note bears an 8% annual interest charge and interest of $266,520 accrued during the year ended 31 March 2024 (2023: $80,822).

16.2 Amounts due from(to) a related company/ immediate holding company

As of 31 March 2024, the amount due to a related company, Compass Limited, of $34,579 (2023: $Nil) related to the deposit for the office lease in Monaco. Compass Limited is a company controlled by Rhino Ventures. An amount due to immediate holding company, Rhino Ventures, of $5,345,929 (2023: $506) which relates advance deposits relating to the $8 million capital raise of the Company from Rhino Ventures. All amounts are unsecured, interest-free and repayable on demand.

There was no outstanding balance from a related company, Diginex (Holdings) Limited, at 31 March 2024 following the write off of $81,347 during the year. The balance outstanding at 31 March 2023 was $41,532. Balance was unsecured, interest-free and repayable on demand.

16.3 Loans from a related company/ immediate holding company

As of 31 March 2024, loans from immediate holding company, Rhino Ventures, are unsecured, charging at an interest rate of 8% per annum and are repayable on 30 June 2024, the repayment dates has been extended from 31 December 2023, which was the due date at 31 March 2023. At 31 March 2024, the outstanding principal amount was $1,664,483 (2023: $2,250,000) and corresponding accrued interest amounted to $266,510 (2023: $78,926) resulting in a total outstanding of $1,930,993 (2023: $2,328,926). Subsequently in May 2024, maturity date of the loans was extended to 30 September 2024.

As of 31 March 2024, loan from a related company, Diginex (Holdings) Limited, are unsecured, charging at an interest rate of 8% per annum and are repayable on 31 December 2024. At 31 March 2024, the outstanding principal amount was $1,000,000 (2023: $1,000,000). At 31 March 2024, interest accrued on the loan amounted to $140,931 (2023: $60,712) resulting in a total outstanding of $1,140,931 (2023: $1,060,712). At 31 March 2023, the loan was classified as due in more than one year.

16.4 Key management compensation

	Year ended	Year ended
	31 March 2024	31 March 2023
	USD	USD
Basic salaries, allowances and all benefits-in-kind	1,514,495	1,304,369
Pension costs - defined contribution plans	7,308	7,885
Share-based payments	1,324,067	410,912
	2,845,870	1,723,166

Key management personnel are considered as senior representatives of the Group.

16.5 Amounts due to key management

At 31 March 2024, expense reimbursement of $23,919 was outstanding to key management personnel (31 March 2023: $12,135).